Earnings per share (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation between basic and diluted earnings per share:[Abstract]
Net income	3,167	2,612	2,680
Weighted-average basic shares outstanding (in shares)	819.9	843.1	871.1
Effect of stock-based compensation (in shares)	3.6	3.0	4.3
Weighted-average diluted shares outstanding (in shares)	823.5	846.1	875.4
Earnings per share [Abstract]
Basic earnings per share (in dollars per share)	3.86	3.10	3.08
Diluted earnings per share (in dollars per share)	3.85	3.09	3.06